Fair Value of Financial Assets and Liabilities (Details) - Schedule of Assets and Liabilities on Recurrent Basis - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	$ 18,092,214	$ 17,703,505
Total	14,885,763	13,069,568
Financial derivative contracts
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	12,155,024	9,521,575
Financial derivative contracts for accounting hedges
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	898,394	2,466,767
Guarantees received (margin accounts)
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	1,832,345	1,081,226
Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	3,011,806	4,627,223
Total	0	0
Level 1 | Financial derivative contracts
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Level 1 | Financial derivative contracts for accounting hedges
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Level 1 | Guarantees received (margin accounts)
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	14,994,891	12,970,571
Total	14,885,760	13,069,568
Level 2 | Financial derivative contracts
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	12,155,021	9,521,575
Level 2 | Financial derivative contracts for accounting hedges
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	898,394	2,466,767
Level 2 | Guarantees received (margin accounts)
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	1,832,345	1,081,226
Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	85,517	105,711
Total	3	0
Level 3 | Financial derivative contracts
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	3	0
Level 3 | Financial derivative contracts for accounting hedges
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Level 3 | Guarantees received (margin accounts)
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Financial derivative contracts
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	12,309,770	10,119,486
Financial derivative contracts | Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Financial derivative contracts | Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	12,304,162	10,119,486
Financial derivative contracts | Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	5,608	0
Debt financial instruments
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	329,327	98,308
Debt financial instruments | Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	329,327	98,308
Debt financial instruments | Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Debt financial instruments | Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Debt financial instrument
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	2,687,485	4,536,025
Debt financial instrument | Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	2,682,479	4,528,915
Debt financial instrument | Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	6,656
Debt financial instrument | Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	5,006	454
Other financial instruments
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	74,903	105,257
Other financial instruments | Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total		0
Other financial instruments | Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total		0
Other financial instruments | Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	74,903	105,257
Financial derivative contracts for hedge accounting
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	843,628	605,529
Financial derivative contracts for hedge accounting | Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Financial derivative contracts for hedge accounting | Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	843,628	605,529
Financial derivative contracts for hedge accounting | Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Guarantee deposits (margin accounts)
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	1,847,101	2,238,900
Guarantee deposits (margin accounts) | Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0
Guarantee deposits (margin accounts) | Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	1,847,101	2,238,900
Guarantee deposits (margin accounts) | Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	$ 0	$ 0